Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Underwriting Agreement

The Company granted BTIG a 45-day option to purchase up to 2,250,000 Option Units to cover any over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions (the “Over-Allotment Option”). On November 4, 2024, in connection with the closing of the Initial Public Offering, BTIG exercised its Over-Allotment Option in full and purchased the 2,250,000 Option Units at $10.00 per Option Unit.

The Company paid an underwriting discount of 2.0% of the per Public Unit offering price to BTIG at the closing of the Initial Public Offering, or $3,450,000 in the aggregate. In addition, BTIG is entitled to an additional fee of 3.5% of the gross offering proceeds payable only upon the Company’s completion of its initial Business Combination, or $6,037,500 in the aggregate (the “Deferred Fee”). The Deferred Fee will become payable to BTIG from the amounts held in the Trust Account solely in the event the Company completes its initial Business Combination.

On August 17, 2026, the Company and BTIG amended the underwriting agreement such that, upon consummation of the Business Combination with FORT, the Deferred Fee will be reduced to $2.0 million from the amount otherwise payable under the original Underwriting Agreement. The amendment is contingent upon the consummation of the Business Combination with FORT. As of September 30, 2026, the amendment did not have any impact on the Company’s condensed financial statements as the Business Combination had not been consummated.

Representative Shares

The Company issued to BTIG, the underwriter of the Initial Public Offering, 100,000 Class A Ordinary Shares in connection with the Initial Public Offering (the “Representative Shares”). The Company accounted for the Representative Shares as an expense of the Initial Public Offering, resulting in a charge directly to shareholders’ deficit. BTIG has agreed not to transfer, assign or sell any such Representative Shares without the Company’s prior consent until the completion of the initial Business Combination. In addition, the Representative Shares are deemed to be underwriting compensation by the Financial Industry Regulatory Authority, Inc. (“FINRA”) pursuant to FINRA Rule 5110 and were, accordingly, subject to certain transfer restrictions or a period of 180 days beginning at the Initial Public Offering. Furthermore, BTIG agreed (and any of its designees to whom the Representative Shares are issued will agree) (i) to waive its redemption rights (or right to participate in any tender offer) with respect to such Representative Shares in connection with the completion of the initial Business Combination and (ii) to waive its rights to liquidating distributions from the Trust Account with respect to such Representative Shares if the Company fails to complete a Business Combination within the Combination Period.

PIPE Subscription Agreements

Contemporaneously with the execution of the Merger Agreement, Initial PIPE Investors each entered into the PIPE Subscription Agreements with the Company, pursuant to which, the Company agreed to issue, and the Initial PIPE Investors agreed to purchase, Initial PIPE Shares, at a purchase price of $10.00 per share for an aggregate purchase price of $31.25 million, in the Initial PIPE Investment. The PIPE Subscription Agreements contain the option (at the election of the Initial PIPE Investors) to satisfy all or a portion of its obligations under the PIPE Subscription Agreement by agreeing to not redeem Class A ordinary shares held or subsequently acquired by them in connection with the extraordinary general meeting of the Company to be held to approve the Transactions. The consummation of the Initial PIPE Investment is conditioned on the concurrent Closing and other customary closing conditions. Each Initial PIPE Investor agreed in the PIPE Subscription Agreement that it and its affiliates will not have any right, title, interest or claim of any kind in or to any monies in the Company’s Trust Account held for its public shareholders, and agreed not to, and waived any right to, make any claim against Trust Account (including any distributions therefrom). As part of the Initial PIPE Investment, an affiliate of William Zachre Wyatt, a former director of the Company, subscribed for an aggregate purchase price of $5,000,000, and an affiliate of Anthony James Vinciquerra, a director of the Company, subscribed for an aggregate purchase price of $1,000,000.

Contemporaneously with the execution of the Merger Agreement, the Company entered into a letter agreement with the Sponsor, and FORT, pursuant to which, among other things, the Sponsor must use the Incentive Founder Shares to incentivize investors in a transaction financing or secure Trust Account non-redemption arrangements, subject to the terms and conditions therein.

Pursuant to the PIPE Subscription Agreements, in connection with the Initial PIPE Investment, the Sponsor will transfer, for no additional consideration, up to 980,012 Incentive Founder Shares to the Initial PIPE Investors. In addition, immediately prior to the Closing, FORT will issue shares of its common stock, for no additional consideration, to the Initial PIPE Investors that upon Closing will convert into up to an aggregate of 412,648 shares of the Company’s Common Stock.

As of September 30, 2026, holders of approximately 1,409,091 Class A ordinary shares had expressed interest in participating in the non-redemption arrangement.

Donerail Agreement

On September 29, 2026, the Company entered into an engagement letter with Donerail to provide transaction advisory services in connection with the FORT Business Combination. In connection therewith, the Sponsor entered into a securities grant agreement with Donerail pursuant to which Donerail was granted an interest in the Sponsor relating to 599,166 Class A Units of the Sponsor. Each Class A Unit represents an indirect interest in one Class B ordinary share of the Company and is subject to and contingent upon the consummation of the Business Combination.

The Company concluded that the award represents share-based payment consideration for services and is accounted for under ASC 718. Because the award is contingent upon the consummation of the Business Combination, the closing of the Business Combination represents a performance condition. Accordingly, compensation cost associated with the award will not be recognized until the performance condition is considered probable of achievement.

The grant date for the award was determined to be September 29, 2026, the date on which the parties entered into the securities grant agreement and the substantive terms of the award were established. The estimated grant-date fair value of the award was approximately $6.48 million. The grant-date fair value was determined using a market approach based on the observable trading price of the Company’s publicly traded Class A ordinary shares on the grant date. Because each Class A Unit represents an indirect interest in one Class B ordinary share of the Company and the award was granted shortly before the measurement date, management concluded that the quoted market price of the Company’s Class A ordinary shares represented the most relevant input in determining fair value. No material valuation discounts or option-pricing assumptions were applied in estimating the grant-date fair value. As of September 30, 2026, the performance condition was not considered probable and, therefore, no stock-based compensation expense had been recognized.

Donerail is also entitled to a cash fee of $350,000 upon the consummation of the Business Combination. In addition, the Company is required to reimburse certain legal fees and disbursements incurred by Donerail in connection with the engagement, up to a maximum amount of $75,000. Since payment of the cash fee and reimbursement obligation is contingent upon the consummation of the Business Combination with FORT, no liability had been recognized for such amounts as of September 30, 2026.

NOTE 6. COMMITMENTS AND CONTINGENCIES

Underwriting Agreement

The Company granted BTIG a 45-day option to purchase up to 2,250,000 Option Units to cover any over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions (the “Over-Allotment Option”). On November 4, 2024, in connection with the closing of the Initial Public Offering, the Underwriter exercised its Over-Allotment Option in full and purchased the 2,250,000 Option Units at $10.00 per Option Unit.

The Company paid an underwriting discount of 2.0% of the per Public Unit offering price to BTIG at the closing of the Initial Public Offering, or $3,450,000 in the aggregate. In addition, BTIG is entitled to an additional fee of 3.5% of the gross offering proceeds payable only upon the Company’s completion of its initial Business Combination, or $6,037,500 in the aggregate (the “Deferred Fee”). The Deferred Fee will become payable to the Underwriter from the amounts held in the Trust Account solely in the event the Company completes its initial Business Combination.

Representative Shares

The Company issued to BTIG, the underwriter of the Initial Public Offering, 100,000 Class A Ordinary Shares in connection with the Initial Public Offering (the “Representative Shares”). The Company accounted for the Representative Shares as an expense of the Initial Public Offering, resulting in a charge directly to shareholders’ deficit. BTIG has agreed not to transfer, assign or sell any such Representative Shares without the Company’s prior consent until the completion of the initial Business Combination. In addition, the Representative Shares are deemed to be underwriting compensation by the Financial Industry Regulatory Authority, Inc. (“FINRA”) pursuant to FINRA Rule 5110 and are, accordingly, subject to certain transfer restrictions or a period of 180 days beginning at the Initial Public Offering. Furthermore, BTIG agreed (and any of its designees to whom the Representative Shares are issued will agree) (i) to waive its redemption rights (or right to participate in any tender offer) with respect to such Representative Shares in connection with the completion of the initial Business Combination and (ii) to waive its rights to liquidating distributions from the Trust Account with respect to such Representative Shares if the Company fails to complete a Business Combination within the Combination Period.

Transaction Costs Related to Initial Business Combination

As of December 31, 2025, the Company had incurred $13,470 of legal fees and $10,000 of advisory fees, of which $9,440 was paid and $14,030 is accrued as of the balance sheet date.